Oct-20-03 03:15pm From- T-354 P.002/002 F-640

Paras Madho
Manager
Securities Operations

03028366

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

1-6695

NYSE

OCT 20 2003
081

October 20, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 24 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Jo-Ann Stores, Inc., Common Shares, without par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 20, 2003. Tentative listing date – Not yet determined.

Sincerely,